Cover - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Mar. 06, 2026	Jun. 30, 2025
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	TRUSTCO BANK CORP NY
Entity Central Index Key	0000357301
Entity File Number	000-10592
Entity Tax Identification Number	14-1630287
Entity Incorporation, State or Country Code	NY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Public Float			$ 611.4
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	5 SARNOWSKI DRIVE
Entity Address, City or Town	GLENVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12302
Entity Phone Fax Numbers [Line Items]
City Area Code	518
Local Phone Number	377-3311
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TRST
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		17,710,510